Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Net (loss) income	$ (15,309)	$ (3,485)	$ (4,710)	$ 3,448	$ 4,398
Basic weighted-average number of shares outstanding	2,581,308	1,847,233	1,847,233	1,839,896	1,839,896
Dilutive weighted-average number of shares outstanding	2,581,308	1,847,233	1,847,233	1,854,537	1,854,537
Basic (loss) income per share | (per share)	$ (5.93)	$ (1.89)	$ (0.06)	$ 1.87	$ 0.06
Dilutive (loss) income per share | (per share)	$ (5.93)	$ (1.89)	$ (0.06)	$ 1.86	$ 0.06
Stock options and DSUs [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Share purchase warrants	140,774	74,371	74,371	30,727	30,727
Share purchase warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Share purchase warrants	668,138